3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Cash and cash equivalents	$ 477,549	$ 194,721
Preferred shares	199
Converted into common shares at a ratio of 1 to 50,000)	50,000
Warrants outstanding	$ 14,871,336